K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

July 6, 2018
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds
Registration Statement on Form N-14

Dear Sir or Madam:
Transmitted herewith for filing on behalf of First Investors Income Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement includes, among other things, a Combined Information Statement and Prospectus to be delivered to the shareholders of First Investors Government Fund.  At a meeting held on April 18-19, 2018, the Trustees of the Trust approved the reorganization of First Investors Government Fund into First Investors Limited Duration Bond Fund (the “Reorganization”).  First Investors Limited Duration Bond Fund is also a series of the Trust.  The Reorganization does not require a shareholder vote.
Pursuant to Rule 488 under the 1933 Act, it is proposed that the Registration Statement become effective on the 30th day after the date of this filing.
This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.
Very truly yours,
/s/ Kathy Kresch Ingber
Kathy Kresch Ingber

cc:               Mary Najem
    Foresters Investment Management Company, Inc.